Interests in unconsolidated structured entities (Detail 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		$ 6,025	$ 6,656	$ 6,487
Net fee and commission income	[1]	17,895	17,522	16,593
Other net income from fair value changes on financial instruments		5,984	5,065	5,023
in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(5)	(7)
Net fee and commission income	[2]	54	41
Other net income from fair value changes on financial instruments	[2]	29	(56)
Total income	[2]	78	(22)
Profit attributable to non-controlling interests from unconsolidated structured entities		0	73
Decrease of asset information through restatement			3,000
Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	0	2
Other net income from fair value changes on financial instruments	[2]	0	(8)
Total income	[2]	1	(6)
Asset information	[2],[3]	2,000	10,000
Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(6)	(9)
Net fee and commission income	[2]	16
Other net income from fair value changes on financial instruments	[2]	8	(50)
Total income	[2]	18	(59)
Asset information	[2],[4]	2,000	4,000
Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	1	0
Net fee and commission income	[2]	39	41
Other net income from fair value changes on financial instruments	[2]	20	2
Total income	[2]	60	43
Asset information	[2],[5]	18,000	15,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		5,949	6,607	6,457
Net fee and commission income	[6]	17,930	17,550	16,644
Other net income from fair value changes on financial instruments		5,977	5,067	$ 5,018
UBS AG | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(5)	(7)
Net fee and commission income	[2]	54	41
Other net income from fair value changes on financial instruments	[2]	29	(56)
Total income	[2]	78	(22)
Profit attributable to non-controlling interests from unconsolidated structured entities		0	73
Decrease of asset information through restatement			3,000
UBS AG | Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	0	2
Other net income from fair value changes on financial instruments	[2]	0	(8)
Total income	[2]	1	(6)
Asset information	[2],[3]	2,000	10,000
UBS AG | Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(6)	(9)
Net fee and commission income	[2]	16
Other net income from fair value changes on financial instruments	[2]	8	(50)
Total income	[2]	18	(59)
Asset information	[2],[4]	2,000	4,000
UBS AG | Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	1	0
Net fee and commission income	[2]	39	41
Other net income from fair value changes on financial instruments	[2]	20	2
Total income	[2]	60	43
Asset information	[2],[5]	$ 18,000	$ 15,000

[1]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated

[2]	For the year ended 31 December 2018, no profit attributable to non-controlling interests was excluded from the table (31 December 2017: USD 73 million)
[3]	Represents the amount of assets transferred to the respective securitization vehicles.
[4]
Represents the amount of assets transferred to the respective client vehicles. Information in the comparative period has been restated. Asset information as of 31 December 2017 has decreased by USD 3 billion as a result.

[5]	Represents the total net asset value of the respective investment funds.
[6]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated